UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05128

                          THE SWISS HELVETIA FUND, INC.
                     1270 Avenue of the Americas, Suite 400
                            New York, New York 10020
                                 1-888-SWISS-00

                        Rodolphe E. Hottinger, President
                                Hottinger et Cie
                               3 Place des Bergues
                                    C.P. 395
                                 CH-1201 Geneva
                                   Switzerland

                   Date of fiscal year end: December 31, 2006

           Date of reporting period: January 1, 2006 - March 31, 2006



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Item 1.  Schedule of Investments.

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


                         THE SWISS HELVETIA FUND, INC.
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Schedule of Investments                                                                                 March 31, 2006


                                                                                                              Percent
        No. of                                                                                                 of Net
        Shares             Security                                                   Value                    Assets
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Common Stocks - 98.28%

Banks - 15.94%

                 1,343 Bank Sarasin & Cie AG
                       Registered Shares                                             $ 3,596,817                 0.76%
                       Offers private banking, asset management, investment
                       advisory, and institutional banking services.
                       (Cost $3,019,630)

               428,000 Credit Suisse Group(2)
                       Registered Shares                                              23,956,996                 5.08%
                       A global diversified financial service company with large
                       activity in private banking, investment banking, asset
                       management and insurance service.
                               (Cost $14,071,732)

               435,000 UBS AG(2)
                       Registered Shares                                              47,665,761                10.10%
                       A global diversified financial service company with large
                       activity in private banking, investment banking, and asset management.
                       (Cost $7,578,949)

                                                                                  ---------------     -----------------
                                                                                  ---------------     -----------------

                                                                                      75,219,574                15.94%

Basic Resources - 3.43%

               101,136 Precious Woods Holding AG(1)
                       Bearer Shares                                                   8,938,446                 1.89%
                       Through subsidiaries, manages tropical forests
                       using ecologically sustainable forest management
                       methods. Harvests tropical trees and processes
                       them into lumber.
                       (Cost $9,076,879)

               156,000 Swiss Steel AG
                       Registered Shares                                               7,251,789                 1.54%
                       Manufactures industrial and construction steel.
                       (Cost $5,484,167)

                                                                                  ---------------     -----------------
                                                                                  ---------------     -----------------

                                                                                      16,190,235                 3.43%

Biotechnology - 4.71%

                61,331 Actelion Ltd.(1)
                       Registered Shares                                               6,077,487                 1.29%
                       Biotechnology company that develops and
                       markets synthetic small-molecule drugs against
                       diseases related to the endothelium.
                       (Cost $3,843,176)

                95,200 Basilea Pharmaceutica1, (2)
                       Registered Shares                                              13,112,446                 2.78%
                       Conducts research into the development of drugs for the
                       treatment of infectious diseases and dermatological
                       problems.
                               (Cost $11,771,791)
                22,000 Speedel Holding AG(1)
                       Registered Shares                                               3,030,187                 0.64%
                       Researches and develops therapies for
                       cardiovascular and metabolic diseases
                       (Cost $2,574,024)

                                                                                  ---------------     -----------------
                                                                                  ---------------     -----------------

                                                                                      22,220,120                 4.71%

Chemicals - 3.55%

                 5,945 Sika AG
                       Bearer Shares                                                   6,095,803                 1.29%
                       Leading producer of construction chemicals.
                       (Cost $3,638,959)

                75,931 Syngenta AG
                       Registered Shares                                              10,644,343                 2.26%
                       Produces herbicides, insecticides and fungicides,
                       and seeds for field crops, vegetables, and flowers.
                       (Cost $4,361,658)
                                                                                  ---------------     -----------------
                                                                                  ---------------     -----------------

                                                                                      16,740,146                 3.55%


Financial Services - 0.60%

                18,000 Julius Baer Holding AG
                       Registered Shares                                               1,623,905                 0.34%
                       Offers private banking, institutional asset
                       management, mutual fund, securities brokerage,
                       and corporate finance services.
                       (Cost $1,567,111)

                15,000 OZ Holding AG
                       Bearer Shares                                                   1,228,144                 0.26%
                       Provides brokerage and banking services,
                       specializing in futures and options.
                       (Cost $987,525)

                                                                                  ---------------     -----------------
                                                                                  ---------------     -----------------

                                                                                       2,852,049                 0.60%
Food & Beverages - 13.94%

                   300 Lindt & Sprungli AG
                       Registered Shares                                               5,819,337                 1.23%
                       Major manufacturer of premium
                       Swiss chocolates.
                       (Cost $1,196,399)

               202,500 Nestle AG(2)
                       Registered Shares                                              59,966,714                12.71%
                       Largest food and beverage processing company in the
                       world.
                               (Cost $12,107,256)
                                                                                  ---------------     -----------------
                                                                                  ---------------     -----------------

                                                                                      65,786,051                13.94%

Industrial Goods & Services - 7.86%

             1,214,000 ABB Ltd.(2)
                       Registered Shares                                              15,281,249                 3.25%
                       The holding company for ABB Group which is
                       one of the largest electrical engineering firms
                       in the world.
                       (Cost $8,247,245)

               232,000 Adecco SA
                       Registered Shares                                              12,932,777                 2.74%
                       Leading personnel and temporary employment company.
                               (Cost $12,023,985)

                 1,141 Belimo Holding AG
                       Registered Shares                                                 825,072                 0.18%
                       World market leader in damper and
                       volume control actuators for ventilation
                       and air-conditioning equipment.
                       (Cost $231,391)

                15,240 INFICON Holding AG
                       Registered Shares                                               2,074,604                 0.44%
                       Manufactures and markets vacuum instruments used to
                       monitor and control production processes. Manufactures
                       on-site chemical detection and monitoring system.
                       (Cost $1,444,912)

                 8,658 Sulzer AG
                       Registered Shares                                               5,893,018                 1.25%
                       Manufactures and sells surface coatings, pumps,
                       and process engineering equipment.
                       (Cost $2,835,425)

                                                                                  ---------------     -----------------
                                                                                  ---------------     -----------------

                                                                                      37,006,720                 7.86%

Insurance - 10.96%

                93,000 Swiss Life Holding(2)
                       Registered Shares                                              19,427,631                 4.12%
                       Offers financial services including life and property
                       insurance, institutional investment management, and
                       private banking services.
                               (Cost $17,941,752)

               100,088 Swiss Reinsurance Company
                       Registered Shares                                               6,977,095                 1.48%
                       One of the leading global reinsurers.
                       (Cost $6,143,972)

               107,900 Zurich Financial Services AG(2)
                       Registered Shares                                              25,285,515                 5.36%
                       Offers property, accident, health, automobile, liability,
                       financial risk and life insurance and retirement
                       products.
                               (Cost $19,098,648)
                                                                                  ---------------     -----------------
                                                                                  ---------------     -----------------

                                                                                      51,690,241                10.96%

Medical Technology - 0.20%

                16,867 Phonak Holding AG
                       Registered Shares                                                 957,670                 0.20%
                       Designs and produces analog and
                       digital hearing aids.
                       (Cost $143,401)
                                                                                  ---------------     -----------------
                                                                                  ---------------     -----------------

                                                                                         957,670                 0.20%

Personal & Household Goods - 3.10%

               269,000 Compagnie Financiere Richemont AG, Class A
                       Bearer Shares                                                  12,864,904                 2.73%
                       Manufactures and retails luxury goods through
                       subsidiaries.  Produces jewelry, watches, leather
                       goods, writing instruments, and mens' and
                       womens' wear.
                       (Cost $8,966,764)

                10,400 Swatch Group AG
                       Bearer Shares                                                   1,742,021                 0.37%
                       Manufactures finished watches, movements and components.
                       Produces components necessary to its eighteen watch brand
                       companies. Also operates retail boutiques.
                       (Cost $1,404,455)

                                                                                  ---------------     -----------------
                                                                                  ---------------     -----------------

                                                                                      14,606,925                 3.10%

Pharmaceuticals - 26.73%

             1,149,000 Novartis AG(2)
                       Registered Shares                                              63,742,970                13.51%
                       One of the leading manufacturers
                       of branded and generic pharmaceutical products.
                       The company also manufactures nutrition products.
                               (Cost $13,461,235)

               420,000 Roche Holding AG(2)
                       Dividend Rights Certificates                                   62,380,533                13.22%
                       Worldwide pharmaceutical company.
                       (Cost $8,467,363)
                                                                                  ---------------     -----------------
                                                                                  ---------------     -----------------

                                                                                     126,123,503                26.73%

Retailers - 1.31%

                24,767 Galenica Holding AG
                       Registered Shares                                               4,846,891                 1.03%
                       Manufactures and distributes prescription
                       and over-the-counter drugs, toiletries and
                       hygiene products.
                       (Cost $3,088,902)

                   800 Jelmoli Holding AG
                       Bearer Shares                                                   1,334,507                 0.28%
                       Owns and operates department and retail stores
                       and provides mail-order catalog and real estate
                       leasing services.
                       (Cost $1,200,963)

                                                                                  ---------------     -----------------
                                                                                  ---------------     -----------------

                                                                                       6,181,398                 1.31%

Technology - 1.57%

                71,917 Advanced Digital Broadcast Holding(1)
                       Registered Shares                                               6,829,322                 1.45%
                       Develops equipment and systems to view and interact
                       with digital TV broadcast through cable, satellite, and
                       telecommunication networks.
                       (Cost $5,413,809)

                14,230 Logitech International SA(1)
                       Registered Shares                                                 567,305                 0.12%
                       Manufactures personal computer input
                       devices, as well as producing trackballs,
                       desktop publishing programs and related software.
                       (Cost $219,768)

                                                                                  ---------------     -----------------
                                                                                  ---------------     -----------------

                                                                                       7,396,627                 1.57%

Utility Suppliers - 4.38%

               214,450 BKW FMB Energie AG(2)
                       Registered Shares                                              19,199,334                 4.08%
                       Produces electricity using nuclear, hydroelectric, solar,
                       biomass and wind energy.
                               (Cost $11,699,646)

                 7,000 Centralschweizerische Kraftwerke
                       Bearer Shares                                                   1,435,513                 0.30%
                       Supplies electric power, operates and maintains distribution network facilities, constructs and installs equipment, and offers consulting services to its clients.
                       (Cost $1,161,341)

                                                                                  ---------------     -----------------
                                                                                  ---------------     -----------------

                                                                                      20,634,847                 4.38%

                               Total Common Stocks
                       (Cost $204,474,233)*                                        $ 463,606,106                98.28%

                       Other Assets less Other Liabilities, net                        8,130,501                 1.72%
                                                                                  ---------------     -----------------
                                                                                  ---------------     -----------------
                       Net Assets                                                  $ 471,736,607               100.00%
                                                                                  ===============     =================
                                                                                  ===============     =================


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(1) Non-income producing security. 2 One of the ten largest portfolio holdings.
*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
(depreciation) consists of:
Gross Unrealized Appreciation                                                       $259,131,873
Gross Unrealized Depreciation                                                                  -
                                                                                  ---------------
                                                                                  ---------------
Net Unrealized Appreciation                                                         $259,131,873
                                                                                  ===============
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Item 2.  Controls and Procedures.
(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule
30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE SWISS HELVETIA FUND, INC.

By:      /s/ Rodolphe E. Hottinger
         __________________________
         Rodolphe E. Hottinger, Chief Executive Officer

Date:    5/22/06
         __________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Rodolphe E. Hottinger
         __________________________
         Rodolphe E. Hottinger, Chief Executive Officer

Date:    5/22/06
         __________________________


By:      /s/ Rudolf Millisits
         __________________________
         Rudolf Millisits, Chief Financial Officer

Date:    5/24/06
         __________________________